Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Specialized High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Specialized High Income Central Fund
Class Name	Fidelity® Specialized High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 5.41% and contributed to performance versus the benchmark, the ICE BofA BB US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Our picks in energy, basic industry and financial services also boosted the fund's relative performance.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+39%). The second-largest relative contributor was an underweight in Virgin Media Secured Finance (-7%). A non-benchmark stake in New Fortress Energy gained 37% and notably helped.
•In contrast, the primary detractors from performance versus the benchmark were our choices in media.
•The biggest individual relative detractor was an underweight in Warner Bros Discovery (+6%). The second-largest relative detractor this period was avoiding DIRECTV Financing, a benchmark component that gained 13%. Another notable relative detractor was our stake in INEOS Quattro (-23%).
•Notable changes in positioning include increased exposure to telecommunications and a lower allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Specialized High Income Central Fund $10,000 $10,739 $10,999 $11,959 $12,468 $13,273 $11,949 $12,614 $14,049 $15,127 $16,017 ICE® BofA® BB US High Yield Constrained Index $10,000 $10,709 $10,856 $11,899 $12,655 $13,677 $12,252 $12,955 $14,488 $15,495 $16,261 Bloomberg U.S. Universal Bond Index $10,000 $10,134 $10,040 $11,052 $11,761 $11,865 $10,458 $10,417 $11,243 $11,661 $11,922 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Specialized High Income Central Fund 5.89% 3.83% 4.82% ICE® BofA® BB US High Yield Constrained Index 4.94% 3.52% 4.98% Bloomberg U.S. Universal Bond Index 2.23% 0.10% 1.77% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 274,945,095
Holdings Count | shares	600
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$274,945,095
Number of Holdings	600
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	AA 0.2 A 0.2 BBB 10.7 BB 62.6 B 21.4 CCC,CC,C 1.4 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AA - 0.2 A - 0.2 BBB - 10.7 BB - 62.6 B - 21.4 CCC,CC,C - 1.4 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.9 Preferred Securities 6.6 Bank Loan Obligations 5.0 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 84.9 Preferred Securities - 6.6 Bank Loan Obligations - 5.0 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 91.1 Canada 2.5 United Kingdom 1.8 France 0.9 Ireland 0.8 Australia 0.4 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Guatemala 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.5 United Kingdom - 1.8 France - 0.9 Ireland - 0.8 Australia - 0.4 Grand Cayman (UK Overseas Ter) - 0.4 Switzerland - 0.4 Guatemala - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.8 NRG Energy Inc 1.6 Hilton Domestic Operating Co Inc 1.4 Tenet Healthcare Corp 1.4 Sunoco LP 1.3 TransDigm Inc 1.2 Venture Global Plaquemines LNG LLC 1.2 Carnival Corp Ltd 1.1 OneMain Finance Corp 1.1 Citigroup Inc 1.0 13.1
Fidelity High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Central Fund
Class Name	Fidelity® High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 6.20% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Our picks in technology & electronics and insurance also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+21%). A second notable relative contributor was an overweight in Altice France (+18%). Another noteworthy relative contributor was an overweight in Acrisure (+18%). Each was among the fund's largest holdings.
•In contrast, the primary detractor from performance versus the benchmark was security selection in financial services. Also hurting our result was security selection in leisure and utility.
•The fund's investment in Mesquite Energy returned about -6% and was the largest individual relative detractor. It was among the biggest holdings this period. A second notable relative detractor was a stake in New Cotai (-63%). Another notable relative detractor was Cabazon Finance Authority (-57%). All of these detractors were non-benchmark positions.
•Notable changes in positioning include decreased exposure to the technology & electronics industry and a higher allocation to services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® High Income Central Fund $10,000 $10,960 $11,540 $12,300 $12,478 $14,346 $13,513 $14,442 $16,195 $17,959 $19,136 ICE® BofA® US High Yield Constrained Index $10,000 $10,878 $11,234 $11,973 $12,406 $13,679 $12,252 $13,113 $14,748 $15,948 $16,713 Bloomberg U.S. Universal Bond Index $10,000 $10,134 $10,040 $11,052 $11,761 $11,865 $10,458 $10,417 $11,243 $11,661 $11,922 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® High Income Central Fund 6.55% 5.93% 6.70% ICE® BofA® US High Yield Constrained Index 4.80% 4.09% 5.27% Bloomberg U.S. Universal Bond Index 2.23% 0.10% 1.77% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,372,939,751
Holdings Count | shares	650
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,372,939,751
Number of Holdings	650
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	AA 0.2 A 0.2 BBB 5.8 BB 30.6 B 35.0 CCC,CC,C 13.1 Not Rated 4.8 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 7.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AA - 0.2 A - 0.2 BBB - 5.8 BB - 30.6 B - 35.0 CCC,CC,C - 13.1 Not Rated - 4.8 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 7.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 74.3 Bank Loan Obligations 9.4 Preferred Securities 3.1 Alternative Funds 2.8 Preferred Stocks 1.8 Common Stocks 1.5 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 74.3 Bank Loan Obligations - 9.4 Preferred Securities - 3.1 Alternative Funds - 2.8 Preferred Stocks - 1.8 Common Stocks - 1.5 Asset-Backed Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.0 United States 89.3 France 2.8 Canada 1.7 United Kingdom 1.5 Switzerland 1.1 Luxembourg 0.5 Brazil 0.5 Australia 0.3 Japan 0.3 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 France - 2.8 Canada - 1.7 United Kingdom - 1.5 Switzerland - 1.1 Luxembourg - 0.5 Brazil - 0.5 Australia - 0.3 Japan - 0.3 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC - Class I 2.8 TransDigm Inc 2.1 Neptune Bidco US Inc 1.7 Altice France SA 1.6 EchoStar Corp 1.5 Acrisure Holdings Inc Series A-2 1.3 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.2 Tenet Healthcare Corp 1.1 1261229 BC Ltd 1.1 Sunoco LP 1.1 15.5